Interest in Other Entities (Details) - Schedule of General Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	34.11%	35.94%
Ownership rights held by non- controlling interests	65.89%	64.06%
Eventer [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	46.21%	46.21%
Ownership rights held by non- controlling interests	53.79%	53.79%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA	Israel
Ownership rights held by the Company	67.00%
Ownership rights held by non- controlling interests	33.00%
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	USA	USA
Ownership rights held by the Company	90.00%	90.00%
Ownership rights held by non- controlling interests	10.00%	10.00%
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by the Company	45.75%	42.25%
Ownership rights held by non- controlling interests	54.25%	57.75%
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of General Information [Line Items]
Main place of the business		Israel
Ownership rights held by the Company		100.00%
Ownership rights held by non- controlling interests		0.00%